Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure Abstract
Summary of Common Stock and Preferred Stock Shares Issued under Notes and New Notes

The Company has issued shares of Common Stock and Preferred Stock as payments of principal (including certain early repayments at the option of the holders) and effected a retirement under the Notes and New Notes as follows:

	Number of Shares of Common Stock	Number of Shares of Preferred Stock	Applicable Conversion Price	Reduction in Principal
January 12, 2017	23	—	$63,000.00	$1,478,318
January 26 - February 1, 2017[1]	10	—	$56,000.00	$544,000
February 10, 2017	87	—	$35,000.00	$3,045,817
February 23 - March 2, 2017[1]	5	—	$24,500.00	$125,999
March 13, 2017	229	—	$19,250.00	$4,417,829
April 10, 2017	344	—	$10,500.00	$3,621,286
May 9, 2017	218	—	$8,750.00	$1,913,915
June 7 / July 2, 2017 Exchange Agreement[2]	1,380	4,200	$12,250.00	$4,200,000
July 7, 2017	229	—	$12,250.00	$2,000,000
August 4, 2017	83	—	$5,250.00	$1,015,848
August 28, 2017 Restructuring Agreement[3]	229	—	$5,250.00	$1,200,000
November 6, 2017 Warrant Exchange[4]	—	—	$—	$279,016
November 15, 2017 Exchange Agreements[5]	194,896	—	$41.72	$8,130,564
Retirement per December 28, 2017 Exchange Agreements[6]	—	—	$—	$553,234
December 28, 2017 Exchange Agreements[6]	445,152	—	$10.00	$2,474,174

Total	642,885			$35,000,000

1	During the periods referenced above, the Company and the holders of the Notes agreed to a temporary reduction in the conversion price in order to encourage voluntary conversion of Notes by the holders thereof.
2	On July 2, 2017, the Company entered into an exchange agreement with one of its investors which had purchased Notes, for $4.2 million aggregate principal amount of such Notes for 4,200 shares of Series A Preferred Stock. The Series A Preferred Stock shares were issued to address a short-term valuation issue for 1,380 common shares delivered to the Notes holders to close an installment period. Through the Series A Preferred Shares placement, the Company was able to value the open installment shares such that the amount of debt remaining under the Notes was reduced by $4.2 million. Additionally, the Company recognized a loss on debt settlement of $1.0 million related to this transaction.
3	On August 28, 2017, the Company entered into a restructuring agreement with one of its investors which had purchased Notes. The restructuring agreement included a provision to exchange 229 shares for $1.2 million aggregate principal amount of such Notes. Additionally, the Company recognized a loss on debt settlement of $1.9 million related to this transaction.
4	On October 10, 2017, the Company entered into an amendment to the August 28, 2017 Restructuring Agreement which included a provision to exchange debt for the issuance of warrants. Additionally, the Company recognized a loss on debt extinguishment of $2.3 million.
5	On November 15, 2017, the Company entered into an exchange agreement which included a provision to exchange 1,948 shares for $0.6 million aggregate principal amount of such Notes. Additionally, the Company issued 192,948 million shares for $7.5 million aggregate principal amount of Notes under the updated conversion price formula as discussed in more detail above. Additionally, the Company recognized a loss on debt extinguishment of $21.0 million in connection with the issuance of the New Notes and warrants as part of such exchange.
6	On December 28, 2017, the Company entered into an exchange agreement to retire $0.6 million aggregate principal amount of Notes and to issue 247,417 million shares and rights for shares for the remaining $2.5 million aggregate principal amount of Notes. Additionally, the Company recognized a loss on debt extinguishment of $3.7 million.